Sales - Other assets - Components (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue [abstract]
Advances and down payments	€ 84	€ 92	€ 99
Submarine cable consortiums	130	157	235
Security deposits paid	97	79	78
Orange Money - isolation of electronic money	497	408	319
Others	473	468	448
Total	€ 1,281	€ 1,204	€ 1,179	€ 1,068